9. EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Note 9 .EARNINGS PER SHARE

The following tables compute basic and diluted earnings per share (in thousands, except per share data):

	Nine Months Ended September 30, 2012
	Loss Numerator	Shares Denominator	Per-Share Amount
Net loss attributed to Pacific Ethanol	$(13,553)
Less: Preferred stock dividends	(949)
Basic and diluted loss per share:
Loss available to common stockholders	$(14,502)	96,203	$(0.15)

	Nine Months Ended September 30, 2011
	Income Numerator	Shares Denominator	Per-Share Amount
Net income attributed to Pacific Ethanol	$5,120
Less: Preferred stock dividends	(946)
Basic income per share:
Income available to common stockholders	$4,174	21,230	$0.20
Add: Stock options	–	98
Diluted income per share:
Income available to common stockholders	$4,174	21,328	$0.20

There were an aggregate of 3,300,000 potentially dilutive weighted-average shares from convertible securities outstanding for the nine months ended September 30, 2012. These convertible securities were not considered in calculating diluted net loss per share for the three and nine months ended September 30, 2012, as their effect would have been anti-dilutive.